CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total	Citigroup stockholders' equity	Preferred stock at aggregate liquidation value	Citigroup common stockholders' equity	Common stock and additional paid-in capital	Retained earnings	Treasury stock, at cost	Citigroup's accumulated other comprehensive income (loss)	Noncontrolling interest
Balance, beginning of year at Dec. 31, 2009				$ 312,000,000		$ 98,428,000,000	$ 77,440,000,000	$ (4,543,000,000)	$ (18,937,000,000)	$ 2,273,000,000
Treasury stock balance (in shares), beginning of year at Dec. 31, 2009								(14,283,000)
Shares issued balance (in shares), beginning of year at Dec. 31, 2009				12,000		2,862,610,000
Increase (Decrease) in Stockholders' Equity
Adjustment to opening balance, net of taxes	[1],[2]						(8,483,000,000)
Adjusted balance, beginning of period							68,957,000,000
Citigroup's net income		10,602,000,000					10,602,000,000
Employee benefit plans						(736,000,000)
Employee benefit plans (in shares)						46,703,000		2,128,000
Issuance of shares and T-DECs for TARP repayment (in shares)						1,270,000
ADIA Upper DECs equity units purchase contract						3,750,000,000
ADIA Upper DECs equity units purchase contract (in shares)						11,781,000
Common dividends	[3]						10,000,000
Preferred dividends		(9,000,000)					(9,000,000)
Issuance of shares pursuant to employee benefit plans								3,106,000,000
Treasury stock acquired	[4]							(6,000,000)
Treasury stock acquired (in shares)	[4]							(162,000)
Initial origination of a noncontrolling interest										412,000,000
Transactions between Citigroup and the noncontrolling-interest shareholders										(231,000,000)
Net income attributable to noncontrolling-interest shareholders		(281,000,000)								281,000,000
Dividends paid to noncontrolling-interest shareholders										(99,000,000)
Other						(126,000,000)	(1,000,000)	1,000,000		(289,000,000)
Other (in shares)						38,000		(7,000)
Net change in Accumulated other comprehensive income (loss)		2,660,000,000							2,660,000,000
Total other comprehensive income (loss) attributable to noncontrolling interests		(26,000,000)								(26,000,000)
Net change in noncontrolling interests										48,000,000
Balance, end of period at Dec. 31, 2010		165,789,000,000	163,468,000,000	312,000,000	163,156,000,000	101,316,000,000	79,559,000,000	(1,442,000,000)	(16,277,000,000)	2,321,000,000
Shares outstanding balance (in shares), end of year at Dec. 31, 2010					2,905,836,000
Treasury stock balance (in shares), end of year at Dec. 31, 2010								(16,566,000)
Shares issued balance (in shares), end of year at Dec. 31, 2010				12,000		2,922,402,000
Increase (Decrease) in Stockholders' Equity
Adjusted balance, beginning of period							79,559,000,000
Citigroup's net income		11,067,000,000					11,067,000,000
Employee benefit plans						766,000,000
Employee benefit plans (in shares)						3,540,000		(2,714,000)
ADIA Upper DECs equity units purchase contract						3,750,000,000
ADIA Upper DECs equity units purchase contract (in shares)						11,781,000
Common dividends	[3]						(81,000,000)
Preferred dividends		(26,000,000)					(26,000,000)
Issuance of shares pursuant to employee benefit plans								372,000,000
Treasury stock acquired	[4]							(1,000,000)
Treasury stock acquired (in shares)	[4]							(26,000)
Initial origination of a noncontrolling interest										28,000,000
Transactions between Citigroup and the noncontrolling-interest shareholders										(274,000,000)
Net income attributable to noncontrolling-interest shareholders		(148,000,000)								148,000,000
Dividends paid to noncontrolling-interest shareholders										(67,000,000)
Other						1,000,000	1,000,000			(297,000,000)
Other (in shares)						33,000
Net change in Accumulated other comprehensive income (loss)		(1,511,000,000)							(1,511,000,000)
Total other comprehensive income (loss) attributable to noncontrolling interests		(92,000,000)								(92,000,000)
Net change in noncontrolling interests										(554,000,000)
Balance, end of period at Dec. 31, 2011		179,573,000,000	177,806,000,000	312,000,000	177,494,000,000	105,833,000,000	90,520,000,000	(1,071,000,000)	(17,788,000,000)	1,767,000,000
Shares outstanding balance (in shares), end of year at Dec. 31, 2011					2,923,878,000
Treasury stock balance (in shares), end of year at Dec. 31, 2011		(13,877,688)						(13,878,000)
Shares issued balance (in shares), end of year at Dec. 31, 2011				12,000		2,937,756,000
Increase (Decrease) in Stockholders' Equity
Adjustment to opening balance, net of taxes	[1],[2]						(107,000,000)
Adjusted balance, beginning of period							90,413,000,000
Issuance of new preferred stock				2,250,000,000
Issuance of new preferred stock (in shares)				90,000
Citigroup's net income		7,541,000,000					7,541,000,000
Employee benefit plans						597,000,000
Employee benefit plans (in shares)						9,037,000		253,000
Issuance of shares and T-DECs for TARP repayment (in shares)						96,338,000
Common dividends	[3]						(120,000,000)
Preferred dividends		(26,000,000)					(26,000,000)
Issuance of shares pursuant to employee benefit plans								229,000,000
Treasury stock acquired	[4]							(5,000,000)
Treasury stock acquired (in shares)	[4]							(138,000)
Initial origination of a noncontrolling interest										88,000,000
Transactions between Citigroup and the noncontrolling-interest shareholders										41,000,000
Net income attributable to noncontrolling-interest shareholders		(219,000,000)								219,000,000
Dividends paid to noncontrolling-interest shareholders										(33,000,000)
Other						(9,000,000)	1,000,000			(224,000,000)
Other (in shares)						22,000
Net change in Accumulated other comprehensive income (loss)		892,000,000							892,000,000
Total other comprehensive income (loss) attributable to noncontrolling interests		90,000,000								90,000,000
Net change in noncontrolling interests										181,000,000
Balance, end of period at Dec. 31, 2012		$ 190,997,000,000	$ 189,049,000,000	$ 2,562,000,000	$ 186,487,000,000	$ 106,421,000,000	$ 97,809,000,000	$ (847,000,000)	$ (16,896,000,000)	$ 1,948,000,000
Shares outstanding balance (in shares), end of year at Dec. 31, 2012					3,028,884,000
Treasury stock balance (in shares), end of year at Dec. 31, 2012		(14,269,301)						(14,269,000)
Shares issued balance (in shares), end of year at Dec. 31, 2012				102,000		3,043,153,000			0

[1]	The adjustment to the opening balance for Retained earnings in 2012 represents the cumulative effect of adopting ASU 2010-26, Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. See Note 1 to the Consolidated Financial Statements.
[2]	The adjustment to the opening balance for Retained earnings in 2010 represents the cumulative effect of initially adopting ASC 810, Consolidation (SFAS 167) and ASU 2010-11 (Scope Exception Related to Embedded Credit Derivatives). See Note 1 to the Consolidated Financial Statements.
[3]	Common dividends declared were $0.01 per share in each of the first, second, third and fourth quarters of 2012, and second, third and fourth quarters of 2011. Common dividends in 2010 represent a reversal of dividends accrued on forfeitures of previously issued but unvested employee stock awards related to employees who have left Citigroup.
[4]	All open market repurchases were transacted under an existing authorized share repurchase plan and relate to customer fails/errors.